SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated statement of comprehensive income (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Consolidated statement of comprehensive income
Revenue from services	$ 570,341	$ 540,768	$ 431,943
Income tax expenses	18,184	22,205	14,386
Net income attributable to Hollysys Automation Technologies Ltd	$ 125,261	$ 107,161	$ 68,944
Net income per ordinary share:
Basic	$ 2.07	$ 1.77	$ 1.15
Diluted	$ 2.05	$ 1.75	$ 1.14
Balances under previous basis [Member]
Consolidated statement of comprehensive income
Income tax expenses	$ 14,800
Net income attributable to Hollysys Automation Technologies Ltd	$ 106,084
Net income per ordinary share:
Basic	$ 1.75
Diluted	$ 1.74
Effect of change higher/(lower) [Member]
Consolidated statement of comprehensive income
Income tax expenses	$ 3,384
Net income attributable to Hollysys Automation Technologies Ltd	$ 19,177
Net income per ordinary share:
Basic	$ 0.32
Diluted	$ 0.31
Service [Member]
Consolidated statement of comprehensive income
Revenue from services	$ 69,868
Costs of services rendered	26,081
Service [Member] | Balances under previous basis [Member]
Consolidated statement of comprehensive income
Revenue from services	34,297
Costs of services rendered	13,071
Service [Member] | Effect of change higher/(lower) [Member]
Consolidated statement of comprehensive income
Revenue from services	35,571
Costs of services rendered	$ 13,010